Fair Value Measurements (Details) - USD ($)			12 Months Ended
	Mar. 14, 2024	Mar. 08, 2024	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurements [Line Items]
Earnout shares liability			$ 200,000,000
Percentage of aggregate earnout shares			79.00%
Annualized EBITDA per production line			$ 50,000,000
Earnout term			5 years
Business contribution price (in Dollars per share)	$ 10
Estimated fair value of earnout shares	$ 53,700,000		$ 24,500,000
Earnout shares (in Shares)	4,627,294		2,115,227
Stock spilit price per share (in Dollars per share)			$ 8.5
Earnout shares liability			$ 24,524,000
Vesting related to the earnout milestone amount			$ 14
Subject Vesting Shares [Member]
Fair Value Measurements [Line Items]
Percentage of aggregate earnout shares			50.00%
Stock spilit price per share (in Dollars per share)			$ 14
Legacy Montana Units [Member]
Fair Value Measurements [Line Items]
Percentage of aggregate earnout shares			21.00%
Legacy Montana Equity Holders [Member]
Fair Value Measurements [Line Items]
Earnout shares liability			$ 200,000,000
Monte Carlo Pricing Model [Member]
Fair Value Measurements [Line Items]
Vesting related to the earnout milestone amount			$ 12
Class A Common Stock [Member]
Fair Value Measurements [Line Items]
Sale of shares (in Shares)		588,235
Aggregate purchase price		$ 5,000,000
Shares issued (in Shares)			55,928,661	32,731,583
Common stock par value per share (in Dollars per share)			$ 0.0001	$ 0.0001
Class A Common Stock [Member] | Subject Vesting Shares [Member]
Fair Value Measurements [Line Items]
Stock spilit price per share (in Dollars per share)			$ 12
Class A Common Stock [Member] | PIPE Investor [Member]
Fair Value Measurements [Line Items]
Shares issued (in Shares)		840,336
Class B Common Stock [Member]
Fair Value Measurements [Line Items]
Shares issued (in Shares)			0	4,759,642
Common stock par value per share (in Dollars per share)			$ 0.0001	$ 0.0001